Schedule of Investments (unaudited)	iShares® MSCI EAFE Growth ETF
October 31, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 7.2%
APA Group	843,799	$4,423,144
Aristocrat Leisure Ltd.	804,759	19,781,045
ASX Ltd.	168,726	6,028,166
Brambles Ltd.	1,878,998	15,681,649
Cochlear Ltd.	89,068	13,651,820
Coles Group Ltd.	1,814,105	17,607,128
Commonwealth Bank of Australia	2,273,611	139,863,108
Computershare Ltd.	777,813	12,275,399
CSL Ltd.	653,761	96,620,717
Endeavour Group Ltd.	1,949,682	6,124,817
Goodman Group	2,296,322	30,384,693
IDP Education Ltd.	334,463	4,621,063
IGO Ltd.(a)	914,886	5,539,972
Insurance Australia Group Ltd.	1,643,533	5,929,104
James Hardie Industries PLC(b)	599,545	14,958,295
Lottery Corp. Ltd. (The)	3,022,557	8,724,815
Medibank Pvt Ltd.	3,700,858	8,076,301
Mineral Resources Ltd.	237,833	8,765,862
Northern Star Resources Ltd.	1,565,142	11,461,194
Orica Ltd.	613,066	5,728,439
Pilbara Minerals Ltd.(a)	3,621,663	8,507,269
Qantas Airways Ltd.(b)	1,183,757	3,708,596
QBE Insurance Group Ltd.	2,023,641	20,066,637
Ramsay Health Care Ltd.	248,732	7,701,759
REA Group Ltd.	71,347	6,549,988
Reece Ltd.	301,627	3,363,054
Rio Tinto Ltd.	502,740	37,553,709
SEEK Ltd.	479,335	6,323,711
Sonic Healthcare Ltd.	397,623	7,280,898
Suncorp Group Ltd.	601,702	5,121,470
Telstra Corp. Ltd.	3,565,074	8,644,868
Transurban Group	2,082,882	15,680,952
Treasury Wine Estates Ltd.	981,692	7,563,101
Wesfarmers Ltd.	1,538,161	49,488,510
WiseTech Global Ltd.	222,660	8,289,912
Woolworths Group Ltd.	1,651,949	36,978,494
Xero Ltd.(b)	194,907	13,325,250
		682,394,909
Austria — 0.1%
Verbund AG	91,533	7,953,003

Belgium — 1.4%
Anheuser-Busch InBev SA/NV	1,176,904	66,963,548
Argenx SE(b)	75,793	35,651,636
D’ieteren Group	29,071	4,318,229
Elia Group SA/NV	40,238	3,820,840
Lotus Bakeries	550	4,073,686
UCB SA	170,906	12,500,064
		127,328,003
Denmark — 6.4%
AP Moller - Maersk A/S, Class A	1,478	2,413,221
AP Moller - Maersk A/S, Class B, NVS	2,359	3,930,638
Carlsberg A/S, Class B	86,913	10,357,693
Chr Hansen Holding A/S	143,202	9,772,059
Coloplast A/S, Class B	184,217	19,210,940
Demant A/S(b)	135,097	5,155,238
DSV A/S	251,797	37,628,770
Genmab A/S(b)	89,434	25,281,457
Novo Nordisk A/S	4,425,004	426,907,602
Novozymes A/S, Class B	277,160	12,456,388
Security	Shares	Value

Denmark (continued)
Orsted A/S(c)	88,482	$4,275,372
Pandora A/S	114,021	12,932,319
Tryg A/S	483,723	9,445,928
Vestas Wind Systems A/S(b)	1,368,506	29,662,047
		609,429,672
Finland — 0.5%
Elisa OYJ	66,009	2,799,353
Kone OYJ, Class B	298,532	12,927,439
Metso OYJ	900,523	7,933,994
Neste OYJ	571,461	19,205,617
Orion OYJ, Class B	95,017	3,780,300
		46,646,703
France — 13.8%
Accor SA	249,741	7,967,387
Aeroports de Paris	39,770	4,466,121
Air Liquide SA	710,497	121,745,197
Airbus SE	803,428	107,720,529
BioMerieux	56,700	5,443,904
Bureau Veritas SA	399,622	9,102,500
Capgemini SE	223,070	39,422,898
Carrefour SA	404,650	7,094,105
Dassault Aviation SA	28,188	5,603,470
Dassault Systemes SE	907,494	37,382,739
Edenred	338,310	18,008,737
Eiffage SA	49,079	4,453,947
EssilorLuxottica SA	260,026	47,086,402
Eurofins Scientific SE	119,267	6,051,102
Getlink SE	485,016	7,832,373
Hermes International	42,951	80,139,051
Ipsen SA	18,283	2,160,912
Kering SA	101,003	41,078,072
La Francaise des Jeux SAEM(c)	141,962	4,579,259
Legrand SA	361,699	31,289,265
L’Oreal SA	326,921	137,414,852
LVMH Moet Hennessy Louis Vuitton SE	374,476	268,098,729
Pernod Ricard SA	277,463	49,270,863
Remy Cointreau SA	31,080	3,531,331
Renault SA	91,890	3,223,889
Safran SA	463,214	72,363,043
Sartorius Stedim Biotech	37,597	7,039,018
Schneider Electric SE	737,586	113,482,990
Societe Generale SA	344,884	7,750,155
Sodexo SA	78,201	8,275,901
Teleperformance	79,630	9,160,766
Thales SA	142,050	20,963,393
Valeo	275,928	3,645,861
Vivendi SE	621,175	5,570,386
Wendel SE	17,454	1,307,435
Worldline SA/France(b)(c)	323,910	4,118,814
		1,303,845,396
Germany — 6.8%
adidas AG	219,467	39,022,941
Bechtle AG	110,048	4,918,354
Beiersdorf AG	135,515	17,822,931
Brenntag SE	197,987	14,722,629
Carl Zeiss Meditec AG, Bearer	53,847	4,675,668
Delivery Hero SE(b)(c)	235,508	6,018,667
Deutsche Boerse AG	257,386	42,364,836
GEA Group AG	206,812	7,073,056
Hannover Rueck SE	40,540	8,951,773
HelloFresh SE(b)	223,106	4,880,040

Schedule of Investments (unaudited) (continued)	iShares® MSCI EAFE Growth ETF
October 31, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Germany (continued)
Infineon Technologies AG	1,766,824	$51,609,296
Knorr-Bremse AG	49,594	2,770,047
Merck KGaA	175,347	26,484,130
MTU Aero Engines AG	36,522	6,864,553
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered	184,949	74,221,506
Nemetschek SE	78,266	5,848,297
Puma SE	141,778	8,034,294
Rational AG	6,934	3,954,312
Rheinmetall AG	58,574	16,816,208
RWE AG	301,877	11,551,445
SAP SE	1,415,910	189,919,305
Scout24 SE(c)	108,142	6,652,905
Siemens AG, Registered	360,372	47,820,950
Siemens Healthineers AG(c)	380,932	18,740,621
Symrise AG, Class A	180,178	18,412,260
Zalando SE(b)(c)	300,129	7,020,161
		647,171,185
Hong Kong — 2.6%
AIA Group Ltd.	15,658,200	135,972,721
Budweiser Brewing Co. APAC Ltd.(c)	2,297,700	4,366,426
ESR Group Ltd.(c)	2,969,800	3,815,882
Futu Holdings Ltd., ADR(a)(b)	80,711	4,475,425
Galaxy Entertainment Group Ltd.	1,903,000	10,697,645
Hong Kong Exchanges & Clearing Ltd.	1,678,700	58,725,362
Sands China Ltd.(b)	2,141,600	5,765,293
Techtronic Industries Co. Ltd.	1,863,500	17,012,870
WH Group Ltd.(c)	5,562,000	3,321,810
		244,153,434
Ireland — 0.8%
Bank of Ireland Group PLC	714,978	6,407,430
Flutter Entertainment PLC, Class DI(b)	239,829	37,666,875
Kerry Group PLC, Class A	213,958	16,526,934
Kingspan Group PLC	208,812	14,052,807
		74,654,046
Israel — 0.6%
Azrieli Group Ltd.	55,785	2,401,945
Check Point Software Technologies Ltd.(a)(b)	130,024	17,455,722
CyberArk Software Ltd.(a)(b)	28,272	4,626,430
Elbit Systems Ltd.	35,774	6,654,009
Global-e Online Ltd.(a)(b)	120,893	4,244,553
Monday.com Ltd.(b)	29,077	3,779,719
Nice Ltd.(b)	85,368	13,086,550
Wix.com Ltd.(b)	76,911	6,145,189
		58,394,117
Italy — 1.2%
Amplifon SpA	168,468	4,761,486
DiaSorin SpA	33,986	3,045,905
Ferrari NV	170,783	51,696,679
FinecoBank Banca Fineco SpA	818,949	9,660,849
Infrastrutture Wireless Italiane SpA(c)	456,032	4,993,473
Moncler SpA	278,593	14,469,333
Nexi SpA(b)(c)	791,687	4,600,342
Prysmian SpA	354,142	13,261,557
Recordati Industria Chimica e Farmaceutica SpA	90,794	4,199,619
Tenaris SA, NVS	315,876	5,003,910
		115,693,153
Japan — 21.6%
Advantest Corp.	1,033,700	26,626,684
Aeon Co. Ltd.	439,200	9,240,601
Ajinomoto Co. Inc.	613,600	22,410,309
Security	Shares	Value

Japan (continued)
Asahi Intecc Co. Ltd.	291,700	$4,901,324
Astellas Pharma Inc.	863,700	10,925,692
Azbil Corp.	155,000	4,580,041
Bandai Namco Holdings Inc.	808,000	16,740,548
BayCurrent Consulting Inc.	177,700	4,461,469
Capcom Co. Ltd.	244,400	7,867,069
Chugai Pharmaceutical Co. Ltd.	910,700	27,008,234
CyberAgent Inc.	570,800	2,996,385
Daifuku Co. Ltd.	408,100	6,742,991
Daiichi Sankyo Co. Ltd.	2,508,100	64,669,332
Daikin Industries Ltd.	357,500	51,543,950
Denso Corp.	2,345,100	34,628,526
Dentsu Group Inc.	274,500	7,973,120
Disco Corp.	127,000	22,428,074
Eisai Co. Ltd.	341,800	18,107,990
FANUC Corp.	646,800	16,051,245
Fast Retailing Co. Ltd.	238,800	52,869,461
Fuji Electric Co. Ltd.	60,600	2,307,321
Fujitsu Ltd.	239,600	31,039,571
GLP J-Reit	6,307	5,648,909
GMO Payment Gateway Inc.	56,600	2,260,561
Hamamatsu Photonics KK	187,600	6,968,029
Hikari Tsushin Inc.	27,200	3,924,221
Hirose Electric Co. Ltd.	42,700	4,837,868
Hitachi Ltd.	442,900	28,073,915
Hoshizaki Corp.	147,200	4,753,770
Hoya Corp.	480,200	46,228,178
Ibiden Co.Ltd.	151,800	6,472,214
ITOCHU Corp.	1,045,400	37,656,379
Japan Airlines Co. Ltd.	70,400	1,294,218
Japan Exchange Group Inc.	677,200	13,391,491
JSR Corp.	84,000	2,248,339
Kao Corp.	218,700	7,979,027
Keio Corp.	69,411	2,059,734
Keisei Electric Railway Co. Ltd.	62,500	2,354,352
Keyence Corp.	265,848	102,914,665
Kikkoman Corp.	183,600	10,445,878
Kirin Holdings Co. Ltd.	1,047,900	14,726,470
Kobayashi Pharmaceutical Co. Ltd.	69,300	2,860,928
Kobe Bussan Co. Ltd.	201,400	4,984,258
Koei Tecmo Holdings Co. Ltd.	155,300	2,027,855
Koito Manufacturing Co. Ltd.	99,400	1,489,283
Konami Group Corp.	136,100	7,050,265
Kose Corp.	44,300	2,934,919
Kubota Corp.	477,800	6,426,048
Kurita Water Industries Ltd.	140,300	4,262,794
Kyowa Kirin Co. Ltd.	367,900	5,770,247
Lasertec Corp.	100,500	16,600,608
M3 Inc.	591,400	9,108,262
Makita Corp.	104,000	2,688,070
MatsukiyoCocokara & Co.	463,600	8,132,370
McDonald’s Holdings Co. Japan Ltd.(a)	116,600	4,536,646
MINEBEA MITSUMI Inc.	493,600	7,739,298
MISUMI Group Inc.	387,100	5,860,174
Mitsui & Co. Ltd.	889,900	32,342,673
MonotaRO Co. Ltd.	331,400	2,648,543
Murata Manufacturing Co. Ltd.	2,328,800	39,890,893
NEC Corp.	349,400	16,823,820
Nexon Co. Ltd.	460,600	8,451,665
Nidec Corp.	565,400	20,739,463
Nintendo Co. Ltd.	1,406,300	58,100,465
Nippon Paint Holdings Co. Ltd.	1,274,500	8,568,599

Schedule of Investments (unaudited) (continued)	iShares® MSCI EAFE Growth ETF
October 31, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Nippon Prologis REIT Inc.	1,525	$2,713,547
Nippon Sanso Holdings Corp.	233,900	5,898,605
Nippon Telegraph & Telephone Corp.	40,512,400	47,673,969
Nissan Chemical Corp.	170,800	6,966,107
Nissin Foods Holdings Co. Ltd.	83,900	7,300,024
Nitori Holdings Co. Ltd.(a)	108,500	11,749,979
Nitto Denko Corp.	191,500	12,391,152
Nomura Research Institute Ltd.	532,270	13,972,051
NTT Data Corp.	847,400	10,448,361
Obic Co.Ltd.	98,600	14,574,685
Odakyu Electric Railway Co. Ltd.	210,400	2,995,323
Olympus Corp.	1,711,300	22,855,012
Omron Corp.	155,700	5,578,297
Ono Pharmaceutical Co. Ltd.	520,400	8,987,038
Open House Group Co. Ltd.	108,300	3,569,604
Oracle Corp. Japan	51,200	3,632,112
Oriental Land Co. Ltd.	737,100	23,841,766
Osaka Gas Co. Ltd.	324,400	6,117,462
Otsuka Corp.	98,900	3,965,356
Otsuka Holdings Co. Ltd.	526,800	17,724,683
Pan Pacific International Holdings Corp.	517,000	10,012,145
Persol Holdings Co. Ltd.	2,498,400	3,746,137
Rakuten Group Inc.	1,294,300	4,787,511
Recruit Holdings Co. Ltd.	1,953,000	55,997,777
Renesas Electronics Corp.(b)	1,724,000	22,645,807
Rohm Co. Ltd.	472,900	7,576,783
SBI Holdings Inc.	116,100	2,497,883
SCSK Corp.	209,700	3,579,634
Secom Co. Ltd.	143,200	9,945,928
Sekisui Chemical Co. Ltd.	338,100	4,630,912
Seven & i Holdings Co. Ltd.	1,021,100	37,411,776
SG Holdings Co. Ltd.	430,800	6,106,422
Shimadzu Corp.	322,500	7,625,929
Shimano Inc.	104,000	14,966,230
Shin-Etsu Chemical Co. Ltd.	2,468,000	73,801,509
Shionogi & Co. Ltd.	351,800	16,381,428
Shiseido Co. Ltd.	549,700	17,433,994
SMC Corp.	77,500	35,786,629
SoftBank Group Corp.	1,393,700	57,077,667
Sony Group Corp.	1,709,700	142,142,484
Square Enix Holdings Co. Ltd.	115,100	3,823,826
Sumitomo Chemical Co.Ltd.	645,600	1,640,962
Suntory Beverage & Food Ltd.	121,600	3,659,314
Sysmex Corp.	227,500	10,897,887
T&D Holdings Inc.	335,600	5,986,841
TDK Corp.	524,800	19,635,504
Terumo Corp.	912,700	24,969,813
TIS Inc.	302,300	6,473,704
Tobu Railway Co. Ltd.	90,600	2,180,691
Toho Co. Ltd.	97,100	3,317,234
Tokyo Electron Ltd.	639,300	84,475,602
Tokyu Corp.	249,400	2,815,485
Toshiba Corp.(b)	117,984	3,586,789
TOTO Ltd.	95,200	2,295,424
Trend Micro Inc.	89,900	3,387,847
Unicharm Corp.	551,900	18,752,943
USS Co. Ltd.	180,600	3,156,689
Welcia Holdings Co. Ltd.	126,500	2,096,839
Yakult Honsha Co. Ltd.	344,400	8,115,761
Yamaha Corp.	126,300	3,373,464
Yamaha Motor Co. Ltd.	139,700	3,413,828
Yamato Holdings Co. Ltd.	383,600	6,389,247
Security	Shares	Value

Japan (continued)
Yaskawa Electric Corp.	323,500	$10,589,166
Yokogawa Electric Corp.	153,500	2,786,826
Zensho Holdings Co. Ltd.	126,900	6,670,095
ZOZO Inc.	188,300	3,580,476
		2,045,578,276
Netherlands — 6.7%
Adyen NV(b)(c)	29,327	19,780,647
Akzo Nobel NV	230,436	15,458,727
ASM International NV	66,830	27,579,409
ASML Holding NV	546,543	328,538,178
BE Semiconductor Industries NV	103,820	10,724,575
Davide Campari-Milano NV	710,982	7,859,027
Ferrovial SE	447,344	13,463,284
Heineken Holding NV	60,766	4,623,290
Heineken NV	390,121	35,049,821
IMCD NV	77,326	9,309,709
ING Groep NV	1,712,085	21,949,829
OCI NV	47,933	1,116,876
Prosus NV(b)	2,071,277	57,924,485
QIAGEN NV(b)	316,128	11,781,489
Universal Music Group NV	1,111,566	27,220,946
Wolters Kluwer NV	348,856	44,760,311
		637,140,603
New Zealand — 0.2%
Auckland International Airport Ltd.	581,381	2,486,150
EBOS Group Ltd.	140,312	2,864,359
Fisher & Paykel Healthcare Corp. Ltd.	785,067	9,518,076
Meridian Energy Ltd.	863,956	2,433,211
		17,301,796
Norway — 0.1%
Adevinta ASA(b)	390,209	3,429,760
Gjensidige Forsikring ASA	93,629	1,404,131
Kongsberg Gruppen ASA	118,991	4,860,744
		9,694,635
Portugal — 0.2%
Galp Energia SGPS SA	433,210	6,521,873
Jeronimo Martins SGPS SA	380,580	8,774,223
		15,296,096
Singapore — 1.4%
CapitaLand Ascendas REIT	5,025,300	9,548,290
Capitaland Investment Ltd/Singapore	3,536,000	7,592,435
DBS Group Holdings Ltd.	860,700	20,676,867
Genting Singapore Ltd.	5,380,500	3,380,325
Grab Holdings Ltd., Class A(b)	2,502,736	7,683,399
Jardine Cycle & Carriage Ltd.	135,600	2,793,329
Keppel Corp. Ltd.(a)	1,969,800	8,941,599
Keppel REIT	398,280	231,266
Mapletree Logistics Trust	4,694,700	5,041,398
Sea Ltd., ADR(a)(b)	492,611	20,541,879
Seatrium Ltd.(b)	60,589,300	4,962,202
Sembcorp Industries Ltd.	1,196,300	4,013,473
Singapore Exchange Ltd.	1,219,500	8,443,401
Singapore Technologies Engineering Ltd.	2,108,200	5,787,550
Singapore Telecommunications Ltd.	11,157,800	19,388,616
UOL Group Ltd.	617,300	2,658,608
		131,684,637
Spain — 1.4%
Acciona SA	33,098	4,172,784
Aena SME SA(c)	51,011	7,401,729
Amadeus IT Group SA	610,131	34,821,891

Schedule of Investments (unaudited) (continued)	iShares® MSCI EAFE Growth ETF
October 31, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Spain (continued)
Cellnex Telecom SA(c)	766,122	$22,520,994
Corp. ACCIONA Energias Renovables SA	87,927	2,379,850
EDP Renovaveis SA	204,731	3,293,496
Grifols SA(b)	401,205	4,502,044
Industria de Diseno Textil SA	1,478,939	51,049,968
		130,142,756
Sweden — 3.1%
Alfa Laval AB	390,918	12,668,384
Assa Abloy AB, Class B	1,359,597	28,979,911
Atlas Copco AB, Class A	3,644,143	47,188,072
Atlas Copco AB, Class B	2,116,807	23,778,607
Beijer Ref AB, Class B	524,848	4,989,383
Epiroc AB, Class A	890,319	14,667,753
Epiroc AB, Class B	529,411	7,351,036
EQT AB	478,606	8,744,039
Essity AB, Class B	824,149	18,792,124
Evolution AB(c)	248,512	22,143,763
Fastighets AB Balder, Class B(b)	582,051	2,473,019
Getinge AB, Class B	306,780	5,523,002
H & M Hennes & Mauritz AB, Class B	880,728	11,832,286
Hexagon AB, Class B	2,806,304	22,870,338
Husqvarna AB, Class B	481,069	3,117,212
Industrivarden AB, Class A	89,699	2,320,998
Industrivarden AB, Class C	102,555	2,644,822
Indutrade AB	372,304	6,598,477
Investment AB Latour, Class B	201,881	3,496,241
Lifco AB, Class B	314,373	5,752,382
Nibe Industrier AB, Class B	2,040,445	11,751,662
Saab AB, Class B	108,669	5,582,478
Sagax AB, Class B	264,939	4,796,168
Sandvik AB	721,977	12,297,441
Swedish Orphan Biovitrum AB(b)	262,041	5,390,763
		295,750,361
Switzerland — 13.2%
ABB Ltd., Registered	2,166,917	72,803,444
Alcon Inc.	677,897	48,521,243
Bachem Holding AG, Class B	44,598	3,239,737
Barry Callebaut AG, Registered	4,839	7,336,879
BKW AG	28,301	4,757,623
Chocoladefabriken Lindt & Spruengli AG, Participation Certificates, NVS	888	9,831,232
Chocoladefabriken Lindt & Spruengli AG, Registered	142	15,454,296
Cie. Financiere Richemont SA, Class A, Registered	707,760	83,498,310
Coca-Cola HBC AG, Class DI	148,418	3,853,177
DSM-Firmenich AG	163,835	14,852,595
Dufry AG, Registered(b)	64,502	2,261,069
EMS-Chemie Holding AG, Registered	3,251	2,223,878
Geberit AG, Registered	29,757	13,855,264
Givaudan SA, Registered	12,539	41,736,317
Kuehne + Nagel International AG, Registered	73,255	19,754,209
Logitech International SA, Registered	144,850	11,401,337
Lonza Group AG, Registered	100,809	35,303,707
Nestle SA, Registered	3,619,206	390,290,564
Partners Group Holding AG	15,252	16,149,787
Roche Holding AG, Bearer	43,509	11,856,684
Roche Holding AG, NVS	952,710	245,522,478
Schindler Holding AG, Participation Certificates, NVS	35,656	7,214,021
Schindler Holding AG, Registered	20,745	4,044,048
SGS SA	104,759	8,555,732
Siemens Energy AG(a)(b)	458,393	4,075,539
SIG Group AG	414,335	9,134,713
Security	Shares	Value

Switzerland (continued)
Sika AG, Registered	198,431	$47,486,400
Sonova Holding AG, Registered	70,460	16,699,953
STMicroelectronics NV	924,989	35,260,665
Straumann Holding AG	150,813	17,823,694
Swiss Re AG	265,781	29,039,973
Temenos AG, Registered	56,355	4,060,128
VAT Group AG(c)	36,418	12,914,533
		1,250,813,229
United Kingdom — 9.9%
Ashtead Group PLC	595,312	34,142,593
AstraZeneca PLC	1,365,918	171,017,862
Auto Trader Group PLC(c)	1,265,764	9,574,553
BAE Systems PLC	1,447,892	19,468,881
Bunzl PLC	297,426	10,611,022
Burberry Group PLC	509,865	10,508,343
Compass Group PLC	2,354,746	59,366,342
Croda International PLC	189,645	10,107,344
Diageo PLC	3,046,660	115,212,414
Entain PLC	860,577	9,769,522
Experian PLC	1,247,426	37,845,393
Haleon PLC	4,871,518	19,525,459
Halma PLC	514,766	11,576,236
Informa PLC	1,895,158	16,420,543
InterContinental Hotels Group PLC	227,712	16,136,243
Intertek Group PLC	141,712	6,600,037
JD Sports Fashion PLC	3,519,302	5,471,932
London Stock Exchange Group PLC	575,805	58,095,862
NMC Health PLC, NVS(d)	50,450	1
Ocado Group PLC(b)	390,422	2,215,690
Prudential PLC	3,732,979	39,033,449
Reckitt Benckiser Group PLC	485,760	32,500,707
RELX PLC	2,567,883	89,690,220
Rentokil Initial PLC	3,416,854	17,400,285
Rolls-Royce Holdings PLC(b)	11,418,290	30,055,489
Sage Group PLC (The)	1,388,012	16,397,707
Severn Trent PLC	237,006	7,651,107
Smith & Nephew PLC	587,376	6,573,394
Spirax-Sarco Engineering PLC	99,786	9,959,995
Unilever PLC	1,193,587	56,529,021
United Utilities Group PLC	321,049	4,152,307
Wise PLC, Class A(b)	837,470	6,806,736
		940,416,689
Total Common Stocks — 99.2%
(Cost: $10,103,128,935)		9,391,482,699

Preferred Stocks

Germany — 0.3%
Dr Ing hc F Porsche AG, Preference Shares, NVS(c)	154,334	13,526,607
Sartorius AG, Preference Shares, NVS	35,302	8,848,087
		22,374,694
Total Preferred Stocks — 0.3%
(Cost: $28,190,293)		22,374,694

Total Long-Term Investments — 99.5%
(Cost: $10,131,319,228)		9,413,857,393

Schedule of Investments (unaudited) (continued)	iShares® MSCI EAFE Growth ETF
October 31, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Short-Term Securities

Money Market Funds — 0.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.54%(e)(f)(g)	41,361,525	$41,378,069

Total Short-Term Securities — 0.4%
(Cost: $41,361,124)		41,378,069

Total Investments — 99.9%
(Cost: $10,172,680,352)		9,455,235,462

Other Assets Less Liabilities — 0.1%		9,417,328

Net Assets — 100.0%		$9,464,652,790

(a)	All or a portion of this security is on loan.

(b)	Non-income producing security.

(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

(e)	Affiliate of the Fund.

(f)	Annualized 7-day yield as of period end.

(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended October 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/23	Purchases at Cost	Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/23	Shares Held at 10/31/23	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$66,747,566	$—	$(25,371,906	)(a)	$3,176	$(767)	$41,378,069	41,361,525	$21,508	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares(c)	3,720,000	—	(3,720,000	)(a)	—	—	—	—	27,501		—
					$3,176	$(767)	$41,378,069		$49,009		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(c)	As of period end, the entity is no longer held.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
TOPIX Index	113	12/07/23	$17,024	$(442,836)
Euro STOXX 50 Index	585	12/15/23	25,257	(744,629)
FTSE 100 Index	77	12/15/23	6,873	(164,925)
				$(1,352,390)

Schedule of Investments (unaudited) (continued)	iShares® MSCI EAFE Growth ETF
October 31, 2023

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$171,239,319	$9,220,243,379	$1	$9,391,482,699
Preferred Stocks	—	22,374,694	—	22,374,694
Short-Term Securities
Money Market Funds	41,378,069	—	—	41,378,069
	$212,617,388	$9,242,618,073	$1	$9,455,235,462
Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$—	$(1,352,390)	$—	$(1,352,390)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation

ADR	American Depositary Receipt

NVS	Non-Voting Shares